VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
China: 4.6%
JD.com, Inc. (ADR)	106,238	$6,822,604
United States: 95.3%
Amazon.com, Inc. *	258,996	27,507,965
AmerisourceBergen Corp.	16,897	2,390,588
AutoZone, Inc. *	2,022	4,345,521
Bath & Body Works, Inc.	21,688	583,841
Best Buy Co., Inc.	21,987	1,433,332
Cardinal Health, Inc.	25,445	1,330,010
Costco Wholesale Corp.	24,186	11,591,866
CVS Health Corp.	75,220	6,969,885
Dollar General Corp.	22,166	5,440,423
Dollar Tree, Inc. *	21,610	3,367,918
Lowe’s Companies, Inc.	40,771	7,121,471
Lululemon Athletica, Inc. *	11,609	3,164,729
	Number of Shares	Value
United States (continued)
McKesson Corp.	16,663	$5,435,637
O’Reilly Automotive, Inc. *	7,906	4,994,695
Ross Stores, Inc.	34,665	2,434,523
Sysco Corp.	56,960	4,825,082
Target Corp.	45,065	6,364,530
The Home Depot, Inc.	55,455	15,209,643
The Kroger Co.	66,317	3,138,784
The TJX Companies, Inc.	114,955	6,420,237
Ulta Beauty, Inc. *	5,940	2,289,751
Walgreens Boots Alliance, Inc.	78,234	2,965,069
Walmart, Inc.	93,322	11,346,089
Wayfair, Inc. * †	5,292	230,519
		140,902,108
Total Common Stocks (Cost: $180,677,701)		147,724,712
Total Investments: 99.9% (Cost: $180,677,701)		147,724,712
Other assets less liabilities: 0.1%		83,159
NET ASSETS: 100.0%		$147,807,871

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $206,736.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	66.2%	$97,731,703
Consumer Staples	22.9	33,866,889
Health Care	10.9	16,126,120
	100.0%	$147,724,712
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